Consolidated Statements of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant & equipment	SFr 365	SFr 431
Intangible assets	12,206	8,724
Right-of-use assets	758	855
Financial assets	50	52
Deferred income tax assets	24
Total non-current assets	13,403	10,062
Current assets
Other current assets	2,959	944
Accrued income	912	760
Cash and cash equivalents	19,786	46,277
Total current assets	23,657	47,981
TOTAL ASSETS	37,060	58,043
Equity attributable to equity holders of the parent
Share capital	340	335
Share premium	10,540	10,434
Reserve for share-based payment	2,771	1,967
Actuarial loss on post employment benefit obligations	(264)	(1,008)
Treasury shares	(100)	(100)
Cumulative translation adjustments	(300)	(303)
Accumulated losses	(110,978)	(72,280)
Total Equity	(97,991)	(60,955)
Non-current liabilities
Long-term lease liabilities	491	577
Long-term financial debt	122,449	113,502
Defined benefit pension liabilities	91	845
Deferred income tax liabilities		11
Total non-current liabilities	123,031	114,936
Current liabilities
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Short-term lease liabilities	142	193
Total current liabilities	12,020	4,062
Total Liabilities	135,051	118,998
TOTAL EQUITY AND LIABILITIES	SFr 37,060	SFr 58,043